Risk Management and Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Non-recurring Basis Long Lived Assets Held and Used (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment Loss charged against Vessels, net			$ 3,392
Impairment Loss charged against Deferred charges, net			606
Vessel Impairment Charge	$ 2,282		3,998
Significant Other Observable Inputs (Level 2) Northsea Alpha [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel	6,125		8,000
Impairment Loss charged against Vessels, net	1,142		1,770
Impairment Loss charged against Deferred charges, net			292
Vessel Impairment Charge	1,142		2,062
Significant Other Observable Inputs (Level 2) Northsea Beta [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel	6,125		8,000
Impairment Loss charged against Vessels, net	1,140		1,622
Impairment Loss charged against Deferred charges, net			314
Vessel Impairment Charge	1,140		1,936
Significant Other Observable Inputs (Level 2) Northsea Alpha and Northsea Beta [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel	12,250		16,000
Impairment Loss charged against Vessels, net	2,282		3,392
Impairment Loss charged against Deferred charges, net			606
Vessel Impairment Charge	$ 2,282		$ 3,998